Cover	Jul. 25, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 25, 2023
Entity File Number	001-37503
Entity Registrant Name	B. RILEY FINANCIAL, INC.
Entity Central Index Key	0001464790
Entity Tax Identification Number	27-0223495
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11100 Santa Monica Boulevard
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	310
Local Phone Number	966-1444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RILY
Security Exchange Name	NASDAQ
Depositary Shares (each representing a 1/1000
Title of 12(b) Security	Depositary Shares (each representing a 1/1000th interest in a 6.875% Series A Cumulative Perpetual Preferred Share, par value $0.0001 per share)
Trading Symbol	RILYP
Security Exchange Name	NASDAQ
Depositary Shareseachrepresentinga 11000thinterestina 7375 Series B Cumulative Perpetual Preferred Shareparvalue 00001pershare [Member]
Title of 12(b) Security	Depositary Shares (each representing a 1/1000th interest in a 7.375% Series B Cumulative Perpetual Preferred Share, par value $0.0001 per share)
Trading Symbol	RILYL
6.50% Senior Notes due 2026
Title of 12(b) Security	6.50% Senior Notes due 2026
Trading Symbol	RILYN
Security Exchange Name	NASDAQ
6.375% Senior Notes due 2025
Title of 12(b) Security	6.375% Senior Notes due 2025
Trading Symbol	RILYM
Security Exchange Name	NASDAQ
6.75% Senior Notes due 2024
Title of 12(b) Security	6.75% Senior Notes due 2024
Trading Symbol	RILYO
Security Exchange Name	NASDAQ
6.00% Senior Notes due 2028
Title of 12(b) Security	6.00% Senior Notes due 2028
Trading Symbol	RILYT
Security Exchange Name	NASDAQ
5.50% Senior Notes due 2026
Title of 12(b) Security	5.50% Senior Notes due 2026
Trading Symbol	RILYK
Security Exchange Name	NASDAQ
5.25% Senior Notes due 2028
Title of 12(b) Security	5.25% Senior Notes due 2028
Trading Symbol	RILYZ
Security Exchange Name	NASDAQ
5.00% Senior Notes due 2026
Title of 12(b) Security	5.00% Senior Notes due 2026
Trading Symbol	RILYG
Security Exchange Name	NASDAQ